Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETFis Series Trust I
Entity Central Index Key	0001559109
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000156214
Shareholder Report [Line Items]
Fund Name	Virtus Reaves Utilities ETF
Class Name	Virtus Reaves Utilities ETF
Trading Symbol	UTES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Reaves Utilities ETF ("Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Reaves Utilities ETF	$62	0.49%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

Commentary by Reaves Asset Management

For the fiscal year ended July 31, 2025, the Fund at NAV returned 53.98%. For the same period, the S&P 500® Index, a broad-based securities market index, returned 16.33%, and the S&P 500® Utilities Index, which serves as the style-specific index, returned 21.26%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 9/23/15
Virtus Reaves Utilities ETF - NAV	53.98	18.52	15.42
S&P 500® Index	16.33	15.88	14.77
S&P 500® Utilities Index	21.26	10.54	11.12

Performance Inception Date	Sep. 23, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 747,702,019
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 1,685,722
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$747,702,019
Total number of portfolio holdings	20
Total advisory fees paid	$1,685,722
Portfolio turnover rate	66%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Utilities	100.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2025.

Material Fund Change [Text Block]

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Updated Prospectus Phone Number	1-888-383-0553.
Updated Prospectus Web Address	https://www.virtus.com/investor-resources/etf-documents